Apr. 29, 2026
Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund
Investment Objective:
The Venerable World Conservative Allocation Fund (the "Fund") seeks, over the long-term, current income and a moderate level of total investment return.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract"), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Fund's expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class V
Management Fees	0.05%
Distribution and/or Service Fees (12b-1 Fees)	0.30%
Other Expenses[1]	0.24%
Acquired Fund Fees and Expenses[1]	0.79%
Total Annual Operating Expenses	1.38%
Less Waivers and Reimbursements[2]	(0.52%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.86%

[1]  Based on estimated amounts for the current fiscal year.

[2]  Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.86% for Class V shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the example were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waivers and reimbursement obligations only for the term of the fee waivers and reimbursement obligations. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class V	$88	$332

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells shares of underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turnover" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the underlying funds' performance. During the period September 5, 2025 through December 31, 2025, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategy

The Fund is a "fund of funds" that seeks to achieve its objective by investing in the other series of Venerable Variable Insurance Trust (the "Underlying Funds") including, but not limited to, the following equity fund – Venerable World Equity Fund – and the following fixed income funds – Venerable Strategic Bond Fund and Venerable High Yield Fund. The Fund's strategy of investing in a combination of Underlying Funds is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

The Adviser has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund seeks returns consistent with an investment approach that balances risk and return. The Fund's approximate target strategic asset allocation among the Underlying Funds is 40% equity and 60% fixed income. Through its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity securities (i.e., common stocks, preferred stocks, warrants, rights, participation notes, convertible securities, and depositary receipts) and U.S. and non-U.S. fixed income securities ( i.e., high yield securities, bank loans, distressed securities, and investment grade securities including government securities, asset-back securities, and mortgage-backed securities), and derivatives (i.e., futures, options, and swaps including index futures, interest rate swaps, credit default swaps, currency forwards, and U.S. Treasury futures). Non-U.S. equity and fixed income securities may include emerging market securities. High yield debt securities are those that are rated below investment grade, also known as "junk bonds", and are speculative in nature. Under normal circumstances, the Fund will invest indirectly in issuers economically tied to at least three different countries (including the U.S.).

The Adviser's allocation decisions are generally based on the Adviser's outlook on the business and economic cycle, relative market valuations and market sentiment. The Adviser determines the strategic allocation among Underlying Funds generally based factors and information such as (i) the investment objective and applied investment strategy of each Underlying Fund, (ii) historical or hypothetical returns and volatility of returns of the Underlying Funds, (iii) the correlation and covariance among Underlying Funds, and (iv) third-party market analysis, forecasts, and reports. The Fund's actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the gradual implementation of a change to the target strategic asset allocation, including the addition of a new Underlying Fund. The Adviser may modify the target strategic asset allocation for the Fund and may change the Underlying Funds in which the Fund invests or may invest, from time to time, without shareholder notice or approval. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

An Underlying Fund may seek to achieve its investment objective by allocating its assets among a number of different investment strategies (or "sleeves") advised by multiple sub-advisers, each of which may provide investment recommendations in the form of a model portfolio that is used to purchase and sell securities for the Underlying Fund. The sub-advisers may employ a fundamental investment approach, a quantitative investment approach, or a combination of both.

Performance Information

Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund's return to a broad measure of market performance.